PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 290,160,258	$ 238,870,565
Less: Accumulated depreciation	(110,445,214)	(107,510,326)
Property, plant and equipment	179,715,044	131,360,239
Construction in process	22,910,619	95,439,441
Property, plant and equipment, net	202,625,663	226,799,680
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	94,618,940	63,695,930
Plant and machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	177,001,485	158,824,781
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	17,107,733	14,733,578
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,432,100	$ 1,616,276